Cover	Oct. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2024
Entity File Number	000-31549
Entity Registrant Name	PCT LTD
Entity Central Index Key	0001119897
Entity Tax Identification Number	90-0578516
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2126 Highway 9 E
Entity Address, Address Line Two	Suite 5-B
Entity Address, City or Town	Longs,
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29568
City Area Code	843
Local Phone Number	390-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false